Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities and other payables
Payroll and welfare((note	$ 12,871	$ 14,995
Tax levies	3,394	4,538
Payables related to Kankan	2,581	3,733
Payables for advertisement	1,895	3,606
Legal and litigation related expenses (note 28)	1,640	2,765
Professional fees	2,106	2,714
Agency commissions and rebates-online advertising	2,696	2,521
Payables for construction in progress	5,291	1,382
Tax surcharges	1,095	1,076
Payables for technological services	617	778
Payables for gaming distribution	148	288
Deposits from customers	229	225
Payables for proceeds from selling exercised stock options and restricted shares	137	94
Payables for purchase of equipment	29	21
Others	3,960	4,104
Total	$ 38,689	$ 42,840